CONVERTIBLE NOTES (Details Narrative 2) - USD ($)	3 Months Ended				5 Months Ended	12 Months Ended		13 Months Ended
	May. 31, 2015	May. 25, 2015	May. 31, 2014	May. 31, 2014	May. 31, 2013	Feb. 28, 2015	Feb. 28, 2014	Dec. 31, 2014
Warrants issued		2,905,568
Beneficial conversion feature				$ 31,221		$ 2,324,759
Convertible promissory notes outstanding	$ 0
Convertible Note 2013 [Member]
Convertible promissory notes issued					$ 1,487,000
Modification of notes								$ (1,387,000)
Extinguishment of debt								$ 1,243,482
Accretion expense	120,399			0
Convertible note maturity date					Dec. 31, 2013
Convertible Notes Payable [Member]
Convertible promissory notes issued			$ 225,000
Accretion expense	$ 0			$ 221,674
Convertible note maturity date			Jun. 30, 2014
Convertible note interest rate			8.00%
Warrants issued			25,000
Warrant exercise price			$ 2.10	$ 2.10
Gross proceeds minimum aggregate			$ 5,000,000
Per security price of securities sold in Qualified Financing			$ 1.15
Conversion price right			$ 1.50	$ 1.50
Beneficial conversion feature			$ 66,510
Convertible Notes 2014 (2) [Member]
Convertible note maturity date			Aug. 15, 2014